10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Ronald W. Pickett
Term	3 years; renewable for 1 year on mutual consent
Salary Commitment	$ 200,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle
Term	3 years; renewable for 1 year on mutual consent
Salary Commitment	175,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb
Term	3 years; renewable for 1 year on mutual consent
Salary Commitment	$ 60,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.